Schedule of Investments (unaudited) April 30, 2019	iShares® Evolved U.S. Innovative Healthcare ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Biotechnology — 40.0%
Abeona Therapeutics Inc.(a)	136	$1,047
Acadia Pharmaceuticals Inc.(a)(b)	412	9,909
Acceleron Pharma Inc.(a)	188	7,657
Achillion Pharmaceuticals Inc.(a)	624	1,847
Acorda Therapeutics Inc.(a)(b)	204	2,132
Aduro Biotech Inc.(a)	184	753
Agenus Inc.(a)	348	894
Alder Biopharmaceuticals Inc.(a)(b)	312	4,240
Alexion Pharmaceuticals Inc.(a)	902	122,789
Alnylam Pharmaceuticals Inc.(a)	414	36,987
AMAG Pharmaceuticals Inc.(a)	128	1,429
Amgen Inc.	1,284	230,247
Amicus Therapeutics Inc.(a)	876	11,686
AnaptysBio Inc.(a)	68	4,945
ANI Pharmaceuticals Inc.(a)	28	1,988
Arena Pharmaceuticals Inc.(a)	256	11,712
ArQule Inc.(a)	498	2,973
Arrowhead Pharmaceuticals Inc.(a)	360	6,473
Assembly Biosciences Inc.(a)	88	1,389
Atara Biotherapeutics Inc.(a)(b)	128	4,301
Audentes Therapeutics Inc.(a)	128	4,837
AVEO Pharmaceuticals Inc.(a)	536	495
BioCryst Pharmaceuticals Inc.(a)	428	3,180
Biogen Inc.(a)	726	166,428
BioMarin Pharmaceutical Inc.(a)	850	72,701
Bio-Rad Laboratories Inc., Class A(a)	8	2,408
Bluebird Bio Inc.(a)	266	37,727
Blueprint Medicines Corp.(a)(b)	184	13,912
Cambrex Corp.(a)	48	2,065
Cara Therapeutics Inc.(a)	144	2,748
Celgene Corp.(a)	2,745	259,842
Celldex Therapeutics Inc.(a)	44	161
ChemoCentryx Inc.(a)	132	1,752
Cymabay Therapeutics Inc.(a)(b)	319	4,086
CytomX Therapeutics Inc.(a)	156	1,484
Deciphera Pharmaceuticals Inc.(a)(b)	84	1,932
Denali Therapeutics Inc.(a)	344	8,418
Dicerna Pharmaceuticals Inc.(a)	192	2,488
Dynavax Technologies Corp.(a)	256	1,702
Editas Medicine Inc.(a)	192	4,752
Emergent BioSolutions Inc.(a)	128	6,615
Epizyme Inc.(a)	240	2,978
Esperion Therapeutics Inc.(a)	124	5,344
Exact Sciences Corp.(a)	184	18,159
Exelixis Inc.(a)	1,288	25,322
Fate Therapeutics Inc.(a)	220	3,696
FibroGen Inc.(a)	312	14,580
Five Prime Therapeutics Inc.(a)	180	1,994
Geron Corp.(a)	492	896
Gilead Sciences Inc.	3,230	210,079
GlycoMimetics Inc.(a)	185	2,252
Halozyme Therapeutics Inc.(a)	480	7,742
ImmunoGen Inc.(a)	758	1,812
Immunomedics Inc.(a)	804	12,880
Incyte Corp.(a)	356	27,341
Innoviva Inc.(a)	236	3,311
Insmed Inc.(a)	360	10,958
Intercept Pharmaceuticals Inc.(a)	88	7,584

Security	Shares	Value

Biotechnology (continued)
Intrexon Corp.(a)	176	$762
Ionis Pharmaceuticals Inc.(a)	580	43,111
Iovance Biotherapeutics Inc.(a)	396	4,514
Karyopharm Therapeutics Inc.(a)	224	1,046
Lexicon Pharmaceuticals Inc.(a)	212	1,230
Ligand Pharmaceuticals Inc.(a)	96	12,082
MacroGenics Inc.(a)	160	2,683
Medicines Co. (The)(a)(b)	312	9,968
Myriad Genetics Inc.(a)	140	4,407
Novavax Inc.(a)	1,288	684
Omeros Corp.(a)(b)	188	3,542
Pieris Pharmaceuticals Inc.(a)	256	765
PTC Therapeutics Inc.(a)	202	7,559
Puma Biotechnology Inc.(a)	156	5,011
Radius Health Inc.(a)	200	4,404
Regeneron Pharmaceuticals Inc.(a)	352	120,785
REGENXBIO Inc.(a)	136	6,854
Retrophin Inc.(a)	188	3,587
Rigel Pharmaceuticals Inc.(a)(b)	716	1,597
Rocket Pharmaceuticals Inc.(a)	105	1,949
Sage Therapeutics Inc.(a)	227	38,188
Sangamo Therapeutics Inc.(a)	396	4,629
Seattle Genetics Inc.(a)	516	34,975
Solid Biosciences Inc.(a)	65	590
Sorrento Therapeutics Inc.(a)	276	1,007
Spark Therapeutics Inc.(a)	152	16,217
Spectrum Pharmaceuticals Inc.(a)	468	4,385
Stemline Therapeutics Inc.(a)	148	2,220
Ultragenyx Pharmaceutical Inc.(a)(b)	224	14,784
United Therapeutics Corp.(a)	188	19,283
Verastem Inc.(a)	403	858
Vertex Pharmaceuticals Inc.(a)	1,181	199,565
Viking Therapeutics Inc.(a)(b)	258	2,020
ZIOPHARM Oncology Inc.(a)(b)	608	2,687

		2,000,007

Electrical Components & Equipment — 0.2%
Universal Display Corp.	56	8,938

Health Care – Products — 7.1%
Abbott Laboratories	1,711	136,127
Abiomed Inc.(a)	45	12,483
Axogen Inc.(a)	56	1,315
Baxter International Inc.	604	46,085
Bio-Techne Corp.	44	9,002
Cooper Companies Inc. (The)	68	19,715
Glaukos Corp.(a)	104	7,501
Globus Medical Inc., Class A(a)	84	3,788
Haemonetics Corp.(a)	52	4,539
Hologic Inc.(a)	144	6,679
ICU Medical Inc.(a)	20	4,550
IDEXX Laboratories Inc.(a)	92	21,344
Insulet Corp.(a)	84	7,245
Integra LifeSciences Holdings Corp.(a)	68	3,549
Intersect ENT Inc.(a)	72	2,339
Intuitive Surgical Inc.(a)	45	22,978
Lantheus Holdings Inc.(a)	112	2,706
Merit Medical Systems Inc.(a)	52	2,921
Nevro Corp.(a)	56	3,456
OPKO Health Inc.(a)	916	2,189
Penumbra Inc.(a)	52	6,994

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Schedule of Investments (unaudited) (continued) April 30, 2019	iShares® Evolved U.S. Innovative Healthcare ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Health Care – Products (continued)
Quidel Corp.(a)	40	$2,558
Repligen Corp.(a)	88	5,929
ResMed Inc.	180	18,812

		354,804

Health Care – Services — 1.1%
Catalent Inc.(a)	208	9,323
Charles River Laboratories International Inc.(a)	72	10,114
IQVIA Holdings Inc.(a)	208	28,891
Syneos Health Inc.(a)	112	5,256

		53,584

Pharmaceuticals — 50.0%
AbbVie Inc.	2,630	208,796
Achaogen Inc.(a)	152	16
Aclaris Therapeutics Inc.(a)	136	857
Adamas Pharmaceuticals Inc.(a)	92	581
Aerie Pharmaceuticals Inc.(a)	180	6,867
Agios Pharmaceuticals Inc.(a)	228	12,750
Aimmune Therapeutics Inc.(a)(b)	192	3,867
Akcea Therapeutics Inc.(a)	52	1,305
Akebia Therapeutics Inc.(a)	384	2,319
Akorn Inc.(a)	208	562
Alkermes PLC(a)	369	11,188
Allergan PLC	785	115,395
AmerisourceBergen Corp.	56	4,187
Amneal Pharmaceuticals Inc.(a)	537	6,911
Amphastar Pharmaceuticals Inc.(a)	132	2,850
Anika Therapeutics Inc.(a)	40	1,274
Apellis Pharmaceuticals Inc.(a)	135	2,674
Array BioPharma Inc.(a)	944	21,344
Athenex Inc.(a)	140	1,383
Bausch Health Companies Inc.(a)(b)	888	20,504
Bristol-Myers Squibb Co.	3,832	177,920
Clovis Oncology Inc.(a)(b)	232	4,239
Coherus Biosciences Inc.(a)	196	3,120
Collegium Pharmaceutical Inc.(a)	108	1,504
Concert Pharmaceuticals Inc.(a)	96	987
Corbus Pharmaceuticals Holdings Inc.(a)(b)	224	1,599
Corcept Therapeutics Inc.(a)(b)	440	5,447
Cyclerion Therapeutics Inc.(a)	60	914
Cytokinetics Inc.(a)	216	1,905
Dermira Inc.(a)	276	3,061
DexCom Inc.(a)	148	17,918
Dova Pharmaceuticals Inc.(a)	64	589
Eagle Pharmaceuticals Inc./DE(a)	56	2,879
Eli Lilly & Co.	2,133	249,646
Enanta Pharmaceuticals Inc.(a)	68	5,929
Endo International PLC(a)	202	1,515
Flexion Therapeutics Inc.(a)	156	1,654
G1 Therapeutics Inc.(a)	88	1,883
Global Blood Therapeutics Inc.(a)	220	12,188
Heron Therapeutics Inc.(a)	328	7,111
Horizon Pharma PLC(a)	214	5,463
Intellia Therapeutics Inc.(a)	136	2,092
Intra-Cellular Therapies Inc.(a)	208	2,739
Ironwood Pharmaceuticals Inc.(a)	600	7,134
Jazz Pharmaceuticals PLC(a)	40	5,191
Johnson & Johnson	3,740	528,088
Jounce Therapeutics Inc.(a)	72	409
Kura Oncology Inc.(a)	148	2,241

Security	Shares	Value

Pharmaceuticals (continued)
La Jolla Pharmaceutical Co.(a)	92	$741
Lannett Co. Inc.(a)	116	892
Madrigal Pharmaceuticals Inc.(a)	16	1,697
MediciNova Inc.(a)(b)	164	1,837
Merck & Co. Inc.	4,550	358,130
Mirati Therapeutics Inc.(a)	155	9,221
Momenta Pharmaceuticals Inc.(a)	324	4,533
Mylan NV(a)	1,035	27,935
MyoKardia Inc.(a)	140	6,717
Nektar Therapeutics(a)	781	25,008
Neurocrine Biosciences Inc.(a)(b)	468	33,808
Pacira BioScience Inc.(a)	152	6,053
Paratek Pharmaceuticals Inc.(a)(b)	124	683
Pfizer Inc.	8,828	358,505
Portola Pharmaceuticals Inc.(a)(b)	356	12,567
PRA Health Sciences Inc.(a)	84	8,133
Prestige Consumer Healthcare Inc.(a)(b)	64	1,883
Progenics Pharmaceuticals Inc.(a)	308	1,583
Reata Pharmaceuticals Inc., Class A(a)	72	5,649
Revance Therapeutics Inc.(a)	144	1,907
Rhythm Pharmaceuticals Inc.(a)	80	2,022
Sarepta Therapeutics Inc.(a)	310	36,251
Supernus Pharmaceuticals Inc.(a)	220	8,081
Synergy Pharmaceuticals Inc.(a)	1,136	8
TG Therapeutics Inc.(a)	236	1,876
TherapeuticsMD Inc.(a)	640	2,752
Vanda Pharmaceuticals Inc.(a)	224	3,649
Voyager Therapeutics Inc.(a)	128	2,701
Xencor Inc.(a)	240	7,370
Zoetis Inc.	816	83,101
Zogenix Inc.(a)	152	5,926

		2,502,214

Telecommunications — 0.0%
InterDigital Inc.	36	2,354

Total Common Stocks — 98.4% (Cost: $4,874,292)		4,921,901

Short-Term Investments

Money Market Funds — 4.7%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.59%(c)(d)(e)	160,562	160,626
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.37%(c)(d)	72,585	72,585

		233,211

Total Short-Term Investments — 4.7% (Cost: $233,193)		233,211

Total Investments in Securities — 103.1% (Cost: $5,107,485)		5,155,112

Other Assets, Less Liabilities — (3.1)%		(156,048)

Net Assets — 100.0%		$4,999,064

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

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Schedule of Investments (unaudited) (continued) April 30, 2019	iShares® Evolved U.S. Innovative Healthcare ETF

Affiliates

Investments in issuers considered to be affiliates of the Fund during the nine months ended April 30, 2019, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 07/31/18	Net Activity	Shares Held at 04/30/19	Value at 04/30/19	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	80,074	80,488	160,562	$160,626	$2,076	(a)	$8	$11
BlackRock Cash Funds: Treasury, SL Agency Shares	53,493	19,092	72,585	72,585	849		—	—

				$233,211	$2,925		$8	$11

(a)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of April 30, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$4,921,901	$—	$—	$4,921,901
Money Market Funds	233,211	—	—	233,211

	$5,155,112	$—	$—	$5,155,112

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